POST BALANCE SHEET EVENTS (Details)		1 Months Ended
	Mar. 07, 2016	May. 06, 2016
Eu Directive Incorporated into Greek Law
Subsequent Event Statement [Line Items]
Subsequent Event Description	Greek Law 4370/2016 was voted by the Greek Parliament on March 7, 2016, which incorporates into Greek Law Directive 2014/49/EU of April 16, 2014 governing deposit guarantee schemes and replaces the provisions of Law 3746/2009. The new Law retains the coverage limit of EUR 100 thousand per depositor per institution and the target level of the available funds held by HDIGF’s Deposit Leg is set to at least 0.8% of guaranteed deposits by July 3, 2024.
Sale Of EFSF bonds classified as held-to-maturity
Subsequent Event Statement [Line Items]
Subsequent Event Description		The Bank, from April 14, 2016 until May 13, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 915 million, which were classified as held-to-maturity.